Accounts Payable and Accrued Liabilities (Schedule of Accounts Payable and Accrued Liabilities) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 848,332	$ 636,961
Accrued liabilities	1,101,890	1,005,138
Total accounts payable and accrued liabilities	$ 1,950,222	$ 1,642,099